Management of Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity	$ 1,513,349	$ 1,521,051	$ 1,399,004
Attributable to equity holders of the Company
Equity	$ 1,508,212	$ 1,516,850	$ 1,396,298